UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE LARGE CAP GROWTH FUND

FORM N-Q

AUGUST 31, 2015

CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited)	August 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.0%
CONSUMER DISCRETIONARY - 16.2%
Hotels, Restaurants & Leisure - 1.5%
Yum! Brands Inc.	336,960	$26,879,299

Internet & Catalog Retail - 4.5%
Amazon.com Inc.	158,063	81,068,932	*

Media - 6.3%
Comcast Corp., Special Class A Shares	748,900	42,867,036
Twenty-First Century Fox Inc., Class A Shares	537,103	14,711,251
Twenty-First Century Fox Inc., Class B Shares	314,770	8,706,538
Walt Disney Co.	456,170	46,474,600

Total Media		112,759,425

Specialty Retail - 2.8%
Home Depot Inc.	438,341	51,049,193

Textiles, Apparel & Luxury Goods - 1.1%
NIKE Inc., Class B Shares	182,339	20,376,384

TOTAL CONSUMER DISCRETIONARY		292,133,233

CONSUMER STAPLES - 7.7%
Beverages - 4.1%
Anheuser-Busch InBev NV, ADR	310,130	33,776,258
Coca-Cola Co.	1,015,350	39,923,562

Total Beverages		73,699,820

Food & Staples Retailing - 3.6%
CVS Health Corp.	635,919	65,118,106

TOTAL CONSUMER STAPLES		138,817,926

ENERGY - 5.1%
Energy Equipment & Services - 5.1%
Cameron International Corp.	426,880	28,498,509	*
FMC Technologies Inc.	538,163	18,717,309	*
Schlumberger Ltd.	583,460	45,142,300

TOTAL ENERGY		92,358,118

FINANCIALS - 7.8%
Capital Markets - 3.5%
BlackRock Inc.	124,590	37,684,737
Charles Schwab Corp.	855,390	25,986,748

Total Capital Markets		63,671,485

Consumer Finance - 1.8%
American Express Co.	406,440	31,182,077

Diversified Financial Services - 2.5%
CME Group Inc.	225,998	21,343,251
Nasdaq OMX Group Inc.	470,620	24,091,038

Total Diversified Financial Services		45,434,289

TOTAL FINANCIALS		140,287,851

HEALTH CARE - 16.5%
Biotechnology - 6.6%
Biogen Inc.	150,850	44,847,705	*
Celgene Corp.	462,370	54,596,650	*
Regeneron Pharmaceuticals Inc.	39,000	20,026,500	*

Total Biotechnology		119,470,855

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	SHARES	VALUE
Health Care Providers & Services - 2.6%
UnitedHealth Group Inc.	407,750	$47,176,675

Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific Inc.	250,442	31,397,913

Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co.	542,554	32,265,686
Johnson & Johnson	382,010	35,901,300
Zoetis Inc.	712,601	31,974,407

Total Pharmaceuticals		100,141,393

TOTAL HEALTH CARE		298,186,836

INDUSTRIALS - 8.4%
Aerospace & Defense - 1.9%
Precision Castparts Corp.	148,350	34,157,588

Air Freight & Logistics - 1.7%
United Parcel Service Inc., Class B Shares	313,060	30,570,309

Electrical Equipment - 1.3%
Eaton Corp. PLC	405,720	23,150,383

Industrial Conglomerates - 1.7%
General Electric Co.	1,239,181	30,756,472

Trading Companies & Distributors - 1.8%
W. W. Grainger Inc.	148,165	33,105,988

TOTAL INDUSTRIALS		151,740,740

INFORMATION TECHNOLOGY - 32.1%
Internet Software & Services - 12.0%
Akamai Technologies Inc.	606,944	43,281,177	*
eBay Inc.	678,030	18,381,393	*
Facebook Inc., Class A Shares	476,319	42,597,208	*
Google Inc., Class A Shares	61,585	39,895,995	*
Google Inc., Class C Shares	80,336	49,667,732	*
LinkedIn Corp., Class A Shares	126,863	22,911,458	*

Total Internet Software & Services		216,734,963

IT Services - 4.6%
PayPal Holdings Inc.	678,030	23,731,050	*
Visa Inc., Class A Shares	823,146	58,690,310

Total IT Services		82,421,360

Semiconductors & Semiconductor Equipment - 2.9%
Texas Instruments Inc.	571,657	27,348,071
Xilinx Inc.	584,150	24,470,043

Total Semiconductors & Semiconductor Equipment		51,818,114

Software - 8.9%
Adobe Systems Inc.	286,230	22,489,091	*
Citrix Systems Inc.	406,950	27,717,364	*
Microsoft Corp.	1,146,188	49,882,102
Red Hat Inc.	485,630	35,067,342	*
VMware Inc., Class A Shares	329,610	26,088,632	*

Total Software		161,244,531

Technology Hardware, Storage & Peripherals - 3.7%
Apple Inc.	403,056	45,448,594
EMC Corp.	877,480	21,822,928

Total Technology Hardware, Storage & Peripherals		67,271,522

TOTAL INFORMATION TECHNOLOGY		579,490,490

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY		SHARES	VALUE
MATERIALS - 2.2%
Chemicals - 2.2%
Ecolab Inc.		64,180	$7,004,605
Monsanto Co.		343,123	33,505,961

TOTAL MATERIALS			40,510,566

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,082,302,341)			1,733,525,760

	RATE
SHORT-TERM INVESTMENTS - 3.9%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $70,196,053)	0.119%	70,196,053	70,196,053

TOTAL INVESTMENTS - 99.9% (Cost - $1,152,498,394#)			1,803,721,813
Other Assets in Excess of Liabilities - 0.1%			1,992,596

TOTAL NET ASSETS - 100.0%			$1,805,714,409

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$1,733,525,760	—	—	$1,733,525,760

Short-term investments†	70,196,053	—	—	70,196,053

Total investments	$1,803,721,813	—	—	$1,803,721,813

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At August 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$667,521,741
Gross unrealized depreciation	(16,928,322)

Net unrealized appreciation	$651,223,419

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 21, 2015